TYPE 13F-HR

PERIOD 3/31/03

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 310-553-5830

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	"McKEE INVESTMENT MANAGEMENT CO., INC."

Address:  1801 Century Park East Suite 1101
          Los Angeles, CA  90067

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    310-553-5830

Signature, Place, and Date of Signing:

Barry P. Julien Los Angeles, California June 4, 2003

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:
						UPDATE
Number of Other Included Managers: None

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $84,523

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
American Elec Pwr COM 025537101  3656  160000 SH SOLE       0  0 160000
AES CORP          COM 00130H105   402  111160 SH SOLE       0  0 111160
Agere Class A     COM 00845V100     1     646 SH SOLE       0  0    646
Agere Class B     COM 00845V209    24   15873 SH SOLE       0  0  15873
Altria Group Inc. COM 02209S103  4045  135000 SH SOLE       0  0 135000
Ameren Corp.      COM 023608102  4296  110000 SH SOLE       0  0 110000
Applied Materials COM 038222105   503   40000 SH SOLE       0  0  40000
Aquila Inc.       COM 918005109   187   90000 SH SOLE       0  0  90000
CINergy           COM 172474108  5307  157700 SH SOLE    7700  0 150000
Celera Genomics   COM 038020202   138   16000 SH SOLE       0  0  16000
CenterPoint Engy  COM 15189T107   385   54600 SH SOLE       0  0  54600
CISCO Systems     COM 17275R102   519   40000 SH SOLE       0  0  40000
Consolidated Edis COM 209115104  4730  122945 SH SOLE    7945  0 115000
Constellation Eng COM 210371100   693   25000 SH SOLE       0  0  25000
DQE, Inc.         COM 23329J104  1097   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  4566   82470 SH SOLE   12470  0  70000
Duke Energy       COM 264399106  2212  152125 SH SOLE   20125  0 132000
Dynegy            COM 26816Q101   131   50000 SH SOLE       0  0  50000
EMC Corporation   COM 268648102   434   60000 SH SOLE       0  0  60000
Energy East Corp  COM 29266M109   669   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  3611   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  4962   98440 SH SOLE   14440  0  84000
First Energy      COM 337932107  3150  100000 SH SOLE       0  0 100000
FPL Group Inc.    COM 302571104  2063   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   207   27481 SH SOLE       0  0  27481
Gillette Company  COM 375766102   309   10000 SH SOLE       0  0  10000
Great Plains En   COM 391164100  3166  132625 SH SOLE    7625  0 125000
Hawaiian Electric COM 419870100  3057   75000 SH SOLE       0  0  75000
Mirant            COM 549463107    64   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  2730  150000 SH SOLE       0  0 150000
Northeast Utiliti COM 664397106   278   20000 SH SOLE       0  0  20000
PP&L Corporation  COM 69351T106   709   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101   831   25000 SH SOLE       0  0  25000
Progress Energy   COM 743263105  4528  115660 SH SOLE   15660  0 100000
Public Svc Enterp COM 744573106  4953  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109   493  141278 SH SOLE       0  0 141278
R.R. Donnelley    COM 257867101   916   50000 SH SOLE       0  0  50000
Reliant Resources COM 75952B105   153   43057 SH SOLE       0  0  43057
SCANA Corp        COM 805898103  1079   36075 SH SOLE    6075  0  30000
Sempra Energy     COM 816851109  2371   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  4607  162000 SH SOLE   12000  0 150000
Sun Microsystems  COM 866810104   326  100000 SH SOLE       0  0 100000
TECO Energy       COM 872375100  1254  118000 SH SOLE       0  0 118000
TXU Corp          COM 882848104  1071   60000 SH SOLE       0  0  60000
Texas Generation  COM 882443104    47    2730 SH SOLE       0  0   2730
Texas Instruments COM 882508104   164   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106    55    3200 SH SOLE       0  0   3200
Vectren Corp      COM 92240G101   382   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   431   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107     8    1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  3556  140000 SH SOLE       0  0 140000
WPS Resources     COM 92931B106  2000   50000 SH SOLE       0  0  50000
Xcel Energy       COM 98389B100  1793  167700 SH SOLE   27700  0 140000


AGGREGATE TOTAL                89321  3792609

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